Additional information on the nature of expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	SFr (37,392)	SFr (37,696)	SFr (40,016)
Research and development expenses	(40,194)	(48,604)	(48,784)
Selling, general and administrative expense	(15,241)	(17,583)	(19,362)
Restructuring expenses	(2,689)	0	0
Total operating expenses	(58,124)	(66,187)	(68,146)
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Research consumables and external research and development expenses	(11,171)	(17,529)	(15,892)
Personnel expenses	(24,917)	(26,735)	(28,376)
Depreciation and amortization	(1,774)	(1,950)	(2,053)
Intellectual property	(504)	(515)	(853)
Facility expenses	(1,056)	(1,100)	(940)
Other research and development expenses	(763)	(765)	(660)
Royalties and license fees	(10)	(10)	(10)
Restructuring expenses	(2,087)
Pension and share-based compensation costs, non-cash portion	2,132	1,833	3,447
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	(9,787)	(10,961)	(11,640)
Other administrative expenses	(5,006)	(6,118)	(7,283)
Depreciation and amortization	(371)	(419)	(367)
Facility expenses	(78)	(85)	(72)
Restructuring expenses	(602)
Pension and share-based compensation costs, non-cash portion	1,653	1,586	2,260
Restructuring expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses	(2,496)	0	0
Other restructuring expenses	(193)	0	0
Pension and share-based compensation costs, non-cash portion	SFr 142	SFr 0	SFr 0